Contingencies (Detail) Share data in Millions, except Per Share data, unless otherwise specified		1 Months Ended			12 Months Ended	1 Months Ended
	Aug. 19, 2010 McAfee, Inc. [Member] McAfee Shareholder Litigation [Member] USD ($)	Jun. 30, 2012 McAfee, Inc. [Member] McAfee Shareholder Litigation [Member] Pending Litigation [Member] USD ($)	May 31, 2009 EC Fine [Member] USD ($)	May 31, 2009 EC Fine [Member] EUR (€)	Dec. 31, 2008 Lehman Matter [Member] USD ($)	May 31, 2013 Lehman Matter [Member] Pending Litigation [Member] USD ($)	May 31, 2013 Lehman Matter [Member] Pending Litigation [Member] London Interbank Offered Rate (LIBOR) [Member]	Jan. 31, 2015 Lehman Matter [Member] Subsequent Event [Member] Pending Litigation [Member] USD ($)
Loss Contingencies [Line Items]
Loss Contingency, Fine			$ 1,447,000,000	€ 1,060,000,000
Loss Contingency, Pre-Payment Amount For Forward-Purchase Agreement					1,000,000,000
Loss Contingency, Cash Collateral Received For Forward-Purchase Agreement					1,000,000,000
Loss Contingency, Shares Of Intel Common Stock Required To Be Delivered Under Forward-Purchase Agreement					50
Loss Contingency, Cash Collateral Foreclosed On In Forward-Purchase Agreement					1,000,000,000
Loss Contingency, Damages Sought, Value						312,000,000		129,000,000
Loss Contingency, Basis Spread On Variable Rate For Damages Sought							13.50%
Loss Contingency, Range of Possible Loss, Maximum								$ 129,000,000
Cash Per Share of Acquiree Common Stock and Common Stock Subject to Restricted Stock Awards, Vested Restricted Stock Unit Awards, and Vested Performance Stock Unit Awards Upon Completion of Acquisition	$ 48.00
Loss Contingency, Plaintiffs Damages Expert Value Assertion of Share of Acquiree for Purposes of Assessing Damages		$ 62.08